22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F
                                                -----------------------------
                                                        OMB APPROVAL
                                                -----------------------------
                                                OMB Number:      3235-0006
                                                Expires:  October 31, 2000
                                                Estimated average
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/2000
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Technology Crossover Management II, L.L.C.
________________________________________________________________________________
Address:  528 Ramona Street, Palo Alto, CA 94301
________________________________________________________________________________
Form 13F File Number: 28-05383
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell
--------------------------------
Title:  Attorney-in-Fact

Phone:  650-614-8200
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Signature, Place, and Date of Signing:

/s/ Carla S. Newell
--------------------------------
[Signature]

Palo Alto, California
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[City, State]

February 13, 2001
--------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                                                            None

Form 13F Information Table Entry Total:
                                                               6

Form 13F Information Table Value Total:
                                                    $     84,199
                                                    -------------
                                                      (thousands)

List of Other Included Managers:                    None

                                                   FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                              Title                       Value     Shares/    Sh/ Put/ Invstmt   Other    ------------------------
      Name of Issuer         of class       CUSIP        (x$1000)   PrnAmt     Prn Call Dscretn  Managers    Sole      Shared   None
--------------------         --------       -----        --------   ------     --- ---- -------  --------    ----      ------   ----
Autoweb.com, Inc.            Common         053331104         732   2,929,608  SH          Sole             2,929,608    0       0
Digital Generation Systems,  Common         253921100       4,219   1,985,444  SH          Sole             1,985,444    0       0
Amdocs Limited               Common         G02602103      36,833     555,963* SH          Sole               555,963*   0       0
iVillage Inc.                Common         46588H105         655     616,634  SH          Sole               616,634    0       0
Mortgage.com, Inc.           Common         61910V102          69   4,339,677  SH          Sole             4,339,677    0       0
Vastera, Inc.                Common         92239N109      41,691   2,605,702  SH          Sole             2,605,702    0       0
                                                TOTAL      84,199

* includes 168,170 shares held in escrow